FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

AS OF JUN. 30, 2026 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$327	$268	$59	$—
U.S. state and municipal	3,070	—	3,070	—
Foreign governments	14,154	—	14,103	51
Corporate debt securities	68,235	—	65,309	2,926
Residential mortgage-backed securities	1,088	—	1,070	18
Commercial mortgage-backed securities	3,827	—	3,534	293
Collateralized debt securities	5,956	—	1,958	3,998
Total available-for-sale fixed maturity securities	96,657	268	89,103	7,286
Equity securities:
Common stock	6,123	6,028	2	93
Preferred stock	541	35	43	463
Total equity securities(1)	6,664	6,063	45	556
Investment real estate(2)	1,245	—	—	1,245
Real estate partnerships(2)(3)	2,399	—	—	2,399
Investment funds(2)(4)	150	—	—	150
Short-term investments(5)	612	96	516	—
Derivative assets(6)	3,065	—	2,872	193
Other invested assets:
Separately managed accounts	49	—	—	49
Other(3)	575	—	—	575
Cash and cash equivalents	12,609	12,609	—	—
Reinsurance funds withheld – embedded derivative	56	—	—	56
Premiums due and other receivables – derivative asset	16	—	16	—
Other assets – market risk benefit assets	1,167	—	—	1,167
Separate account assets	874	857	17	—
Total assets	$126,138	$19,893	$92,569	$13,676
Liabilities
Policyholders’ account balances – embedded derivative	$6,625	$—	$—	$6,625
Market risk benefits	4,751	—	—	4,751
Funds withheld for reinsurance liabilities – embedded derivative	20	—	—	20
Derivative liabilities(6)	1,847	—	1,847	—
Separate account liabilities	874	857	17	—
Total liabilities	$14,117	$857	$1,864	$11,396
__________________________
(1)Balance excludes $260 million of equity securities measured at cost less any impairments, if any, as their fair values are not readily determinable and are therefore not subject to the fair value hierarchy as of June 30, 2026. No amounts of impairments were recorded for the six months ended June 30, 2026. The cost of equity securities, inclusive of those not subject to the fair value hierarchy, as of June 30, 2026 was $6.5 billion.
(2)Includes assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(3)$2.4 billion of real estate partnerships and $575 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(4)Excludes those measured at estimated fair value using NAV as a practical expedient. As of June 30, 2026, the estimated fair values of investment funds measured at NAV as a practical expedient were $349 million.
(5)There were no amounts loaned under reverse repurchase agreements as of June 30, 2026.
(6)Excludes $2.9 billion and $1.3 billion of derivative cash collateral that are recorded as an offset to “Derivative assets” and “Derivative liabilities”, respectively, in the statements of financial position and are also not included in the fair value hierarchy as of June 30, 2026. Refer to “Derivative Exposure” section of Note 9 for details.

AS OF DEC. 31, 2025 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$360	$299	$61	$—
U.S. state and municipal	3,158	—	3,158	—
Foreign governments	1,851	—	1,829	22
Corporate debt securities	48,599	—	47,317	1,282
Residential mortgage-backed securities	1,204	—	1,185	19
Commercial mortgage-backed securities	3,738	—	3,628	110
Collateralized debt securities	5,299	—	2,519	2,780
Total available-for-sale fixed maturity securities	64,209	299	59,697	4,213
Equity securities:
Common stock	7,222	7,132	2	88
Preferred stock	492	20	63	409
Total equity securities(1)	7,714	7,152	65	497
Investment real estate(2)	1,253	—	—	1,253
Real estate partnerships(2)(3)	2,385	—	—	2,385
Investment funds(2)(4)	152	—	—	152
Short-term investments(5)	475	1	243	231
Derivative assets(6)	1,611	—	1,408	203
Other invested assets:
Separately managed accounts	54	—	—	54
Other(3)	407	—	—	407
Cash and cash equivalents	13,014	13,014	—	—
Reinsurance funds withheld – embedded derivative	48	—	—	48
Premiums due and other receivables – derivative asset	19	—	19	—
Other assets – market risk benefit assets	1,174	—	—	1,174
Separate account assets	822	804	18	—
Total assets	$93,337	$21,270	$61,450	$10,617
Liabilities
Policyholders’ account balances – embedded derivative	$6,414	$—	$—	$6,414
Market risk benefits	4,536	—	—	4,536
Funds withheld for reinsurance liabilities – embedded derivative	74	—	—	74
Derivative liabilities(6)	37	—	37	—
Separate account liabilities	822	804	18	—
Total liabilities	$11,883	$804	$55	$11,024
__________________________
(1)Balance excludes $250 million of equity securities measured at cost less any impairments, if any, as their fair values are not readily determinable and are therefore not subject to the fair value hierarchy as of December 31, 2025. No amounts of impairments were recorded for the six months ended June 30, 2025. The cost of equity securities, inclusive of those not subject to the fair value hierarchy, as of December 31, 2025 was $6.7 billion.
(2)Includes assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(3)$2.3 billion of real estate partnerships and $407 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(4)Excludes those measured at estimated fair value using NAV as a practical expedient. As of December 31, 2025, the estimated fair values of investment funds measured at NAV as a practical expedient were $662 million.
(5)Includes $400 million of amounts loaned under reverse repurchase agreements as of December 31, 2025. The fair value of the collateral received under these agreements was $872 million as of December 31, 2025.
(6)Excludes $1.5 billion of derivative cash collateral that is recorded as an offset to “Derivative assets” in the statements of financial position and is also not included in the fair value hierarchy as of December 31, 2025. There is no derivative collateral that is recorded as an offset to “Derivative liabilities” in the statements of financial position as of December 31, 2025. Refer to “Derivative Exposure” section of Note 9 for details.

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying amount and estimated fair value of financial instruments not recorded at fair value are shown below. The table below excludes accrued investment income, which is recorded at amortized cost in the statements of financial position, as their carrying amounts approximate fair values due to their short-term nature.

AS OF JUN. 30, 2026 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$14,021	$13,979	$—	$—	$13,979
Private loans, net of allowance	9,407	9,563	—	41	9,522
Policy loans	238	238	—	—	238
Deposit assets, included in reinsurance recoverables and deposit assets(1)	4,980	4,930	—	—	4,930
Other invested assets, excluding derivatives and separately managed accounts(2)	8,636	8,737	—	427	8,310
Total financial assets	$37,282	$37,447
Financial liabilities
Policyholders’ account balances – excluding embedded derivative	$86,295	$86,295	—	—	86,295
Funds withheld for reinsurance liabilities – excluding embedded derivative	2,918	2,918	—	—	2,918
Corporate and non-recourse borrowings	9,630	9,694	—	—	9,694
Notes payable	206	206	—	—	206
Payables under repurchase agreements(3)	4,386	4,435	—	4,435	—
Total financial liabilities	$103,435	$103,548
__________________________
(1)Excludes balances associated with contracts that involve significant mortality or morbidity risks, as these fall within the definition of insurance contracts that are exceptions from financial instruments that require disclosures of fair value.
(2)Includes lifetime mortgages, the fair value of which is estimated by discounting projected future cash flows using a swap rate plus a liquidity premium on a loan-by-loan basis. Future cash flows allow for assumptions relating to future expenses, future mortality experience, voluntary redemptions and repayment shortfalls.
(3)The fair value of the collateral pledged under these agreements was $4.4 billion. Upon inception of these repurchase agreements, they had durations ranging from 2 to 24 months.

AS OF DEC. 31, 2025 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$11,231	$11,343	$—	$—	$11,343
Private loans, net of allowance	8,415	8,489	—	74	8,415
Policy loans	234	234	—	—	234
Deposit assets, included in reinsurance recoverables and deposit assets(1)	5,440	5,352	—	—	5,352
Other invested assets, excluding derivatives and separately managed accounts	782	781	—	417	364
Total financial assets	$26,102	$26,199
Financial liabilities
Policyholders’ account balances – excluding embedded derivative	$83,782	$83,782	—	—	83,782
Funds withheld for reinsurance liabilities – excluding embedded derivative	3,083	3,083	—	—	3,083
Corporate and non-recourse borrowings	5,485	5,574	—	—	5,574
Notes payable	205	205	—	—	205
Total financial liabilities	$92,555	$92,644
__________________________
(1)Excludes balances associated with contracts that involve significant mortality or morbidity risks, as these fall within the definition of insurance contracts that are exceptions from financial instruments that require disclosures of fair value.

Schedule of Fair Value Assets Measured on Recurring Basis
For assets and liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

FOR THE PERIOD ENDED JUN. 30, 2026 US$ MILLIONS	Assets			Liabilities
	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2026	$9,192	$203	$48	$(6,414)	$(74)
Fair value changes in net income	68	(35)	8	311	33
Fair value changes in other comprehensive income	(40)	—	—	—	—
Purchases	162	37	—	—	—
Sales	(65)	—	—	—	—
Settlements or maturities	(321)	(60)	—	—	—
Premiums less benefits	—	—	—	43	—
Transfers into Level 3	441	—	—	—	—
Transfers out of Level 3	(121)	—	—	—	—
Balance as of March 31, 2026	$9,316	$145	$56	$(6,060)	$(41)
Acquisition from business combination	1,522	—	—	—	—
Fair value changes in net income	68	71	—	(167)	21
Fair value changes in other comprehensive income	(77)	—	—	—	—
Purchases	1,676	43	—	—	—
Sales	(45)	—	—	—	—
Settlements or maturities	(102)	(66)	—	—	—
Premiums less benefits	—	—	—	(398)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(98)	—	—	—	—
Balance as of June 30, 2026	$12,260	$193	$56	$(6,625)	$(20)
__________________________
(1)Includes separately managed accounts.

FOR THE PERIOD ENDED JUN. 30, 2025 US$ MILLIONS	Assets			Liabilities
	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2025	$10,093	$223	$18	$(1,123)	$(37)
Fair value changes in net income	(32)	(38)	(10)	268	(18)
Fair value changes in other comprehensive income	20	—	—	—	—
Purchases	172	33	—	—	—
Sales	(45)	—	—	—	—
Settlements or maturities	(13)	(69)	—	—	—
Premiums less benefits	—	—	—	(93)	—
Transfers into Level 3	681	—	—	—	—
Transfers out of Level 3	(67)	—	—	—	—
Balance as of March 31, 2025	$10,809	$149	$8	$(948)	$(55)
Fair value changes in net income	26	66	(2)	(242)	(8)
Fair value changes in other comprehensive income	(11)	—	—	—	—
Purchases	1,214	34	—	—	—
Sales	(1,537)	—	—	—	—
Settlements or maturities	(138)	(61)	—	—	—
Premiums less benefits	—	—	—	(1)	—
Transfers into Level 3	239	—	—	(5,066)	—
Transfers out of Level 3	(1,024)	—	—	—	—
Balance as of June 30, 2025	$9,578	$188	$6	$(6,257)	$(63)
__________________________
(1)Includes separately managed accounts.

Schedule of Fair Value Liability Measured on Recurring Basis
For assets and liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

FOR THE PERIOD ENDED JUN. 30, 2026 US$ MILLIONS	Assets			Liabilities
	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2026	$9,192	$203	$48	$(6,414)	$(74)
Fair value changes in net income	68	(35)	8	311	33
Fair value changes in other comprehensive income	(40)	—	—	—	—
Purchases	162	37	—	—	—
Sales	(65)	—	—	—	—
Settlements or maturities	(321)	(60)	—	—	—
Premiums less benefits	—	—	—	43	—
Transfers into Level 3	441	—	—	—	—
Transfers out of Level 3	(121)	—	—	—	—
Balance as of March 31, 2026	$9,316	$145	$56	$(6,060)	$(41)
Acquisition from business combination	1,522	—	—	—	—
Fair value changes in net income	68	71	—	(167)	21
Fair value changes in other comprehensive income	(77)	—	—	—	—
Purchases	1,676	43	—	—	—
Sales	(45)	—	—	—	—
Settlements or maturities	(102)	(66)	—	—	—
Premiums less benefits	—	—	—	(398)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(98)	—	—	—	—
Balance as of June 30, 2026	$12,260	$193	$56	$(6,625)	$(20)
__________________________
(1)Includes separately managed accounts.

FOR THE PERIOD ENDED JUN. 30, 2025 US$ MILLIONS	Assets			Liabilities
	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2025	$10,093	$223	$18	$(1,123)	$(37)
Fair value changes in net income	(32)	(38)	(10)	268	(18)
Fair value changes in other comprehensive income	20	—	—	—	—
Purchases	172	33	—	—	—
Sales	(45)	—	—	—	—
Settlements or maturities	(13)	(69)	—	—	—
Premiums less benefits	—	—	—	(93)	—
Transfers into Level 3	681	—	—	—	—
Transfers out of Level 3	(67)	—	—	—	—
Balance as of March 31, 2025	$10,809	$149	$8	$(948)	$(55)
Fair value changes in net income	26	66	(2)	(242)	(8)
Fair value changes in other comprehensive income	(11)	—	—	—	—
Purchases	1,214	34	—	—	—
Sales	(1,537)	—	—	—	—
Settlements or maturities	(138)	(61)	—	—	—
Premiums less benefits	—	—	—	(1)	—
Transfers into Level 3	239	—	—	(5,066)	—
Transfers out of Level 3	(1,024)	—	—	—	—
Balance as of June 30, 2025	$9,578	$188	$6	$(6,257)	$(63)
__________________________
(1)Includes separately managed accounts.